Inventories and Supplies	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Inventories and Supplies
17.	Inventories and Supplies

As at December 31, 2018 and 2017, this account consists of:

	2018	2017
		(in million pesos)
Terminal and cellular phone units:
At net realizable value(1)	2,093	2,691
At cost	3,423	3,834
Spare parts and supplies:
At net realizable value(1)	173	664
At cost	1,673	1,428
Others:
At net realizable value(1)	612	578
At cost	994	1,163
Total inventories and supplies at the lower of cost or net realizable value	2,878	3,933

(1)	Amounts are net of allowance for inventory obsolescence and write-downs.

The cost of inventories and supplies recognized as expense for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018	2017	2016
		(in million pesos)
Cost of sales and services	10,632	10,951	15,965
Provisions (Note 5)	1,528	907	1,941
Repairs and maintenance	692	721	596
	12,852	12,579	18,502

Changes in the allowance for inventory obsolescence and write-down for the years ended December 31, 2018 and 2017 are as follows:

	2018	2017
		(in million pesos)
Balance at beginning of the year	2,492	2,617
Provisions (Note 5)	1,528	907
Write-off and others	(808)	(1,032)
Balance at end of the year	3,212	2,492